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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 61.2%
		Advertising: 0.6%
2,200	@	Getty Images, Inc.	$70,400
1,260	@, L	inVentiv Health, Inc.	36,301
128,200		Omnicom Group	5,663,876
			5,770,577
		Aerospace/Defense: 2.3%
3,430	@	BE Aerospace, Inc.	119,879
51,100		Boeing Co.	3,800,307
2,800		Cubic Corp.	79,604
4,020		Curtiss-Wright Corp.	166,750
2,500	L	DRS Technologies, Inc.	145,700
2,190	@	Esterline Technologies Corp.	110,310
15,900		Goodrich Corp.	914,409
29,700		L-3 Communications Holdings, Inc.	3,247,398
38,900		Lockheed Martin Corp.	3,862,770
560	@, L	Moog, Inc.	23,638
68,800		Northrop Grumman Corp.	5,353,328
3,500	@, L	Orbital Sciences Corp.	84,350
2,600	@, L	Teledyne Technologies, Inc.	122,200
56,510	L	United Technologies Corp.	3,889,018
			21,919,661
		Agriculture: 0.7%
29,900		Altria Group, Inc.	663,780
1,390		Andersons, Inc.	62,008
50,900	@	Philip Morris International, Inc.	2,574,522
45,300	L	Reynolds American, Inc.	2,674,059
2,500	L	Universal Corp.	163,825
			6,138,194
		Airlines: 0.3%
7,165		Skywest, Inc.	151,325
209,900		Southwest Airlines Co.	2,602,760
			2,754,085
		Apparel: 1.0%
5,240	@, L	CROCS, Inc.	91,543
1,140	@, L	Deckers Outdoor Corp.	122,915
7,370	@, L	Iconix Brand Group, Inc.	127,870
1,000	@, L	Maidenform Brands, Inc.	16,270
97,000	L	Nike, Inc.	6,596,000
1,400	L	Oxford Industries, Inc.	31,542
1,570	@, L	Skechers USA, Inc.	31,730
25,500		VF Corp.	1,976,505
1,800	@, L	Volcom, Inc.	36,378
5,000	@, L	Warnaco Group, Inc.	197,200
4,600		Wolverine World Wide, Inc.	133,446
			9,361,399
		Auto Manufacturers: 0.0%
7,800	L	Oshkosh Truck Corp.	282,984
9,010	L	Wabash National Corp.	81,000
			363,984
		Auto Parts & Equipment: 0.4%
9,400	L	BorgWarner, Inc.	404,482
100,700		Johnson Controls, Inc.	3,403,660
6,100	@, L	Lear Corp.	158,051
			3,966,193
		Banks: 2.6%
4,800	L	Associated Banc-Corp.	127,824
10,220	L	Bank Mutual Corp.	109,763
44,800		Bank of America Corp.	1,698,368
125,700		Bank of New York Mellon Corp.	5,245,461
8,300	L	Boston Private Financial Holdings, Inc.	87,897
26,200	L	Capital One Financial Corp.	1,289,564
4,850	L	Cascade Bancorp.	46,366
11,300	L	Cathay General Bancorp.	234,249
5,590	L	Central Pacific Financial Corp.	105,372
20,100	L	Colonial BancGroup, Inc.	193,563
1,600	L	Community Bank System, Inc.	39,296
2,000	L	Corus Bankshares, Inc.	19,460
4,962	L	East-West Bancorp., Inc.	88,076
5,900	L	First Community Bancorp., Inc.	158,415
1,186	L	Frontier Financial Corp.	20,968
5,680	L	Glacier Bancorp., Inc.	108,886
5,800		Hanmi Financial Corp.	42,862
59,897	L	Marshall & Ilsley Corp.	1,389,610
4,090		Nara Bancorp., Inc.	53,129
8,590	L	National Penn Bancshares, Inc.	156,252
2,900	L	Old National Bancorp.	52,200
4,600	L	Prosperity Bancshares, Inc.	131,836
278,000	L	Regions Financial Corp.	5,490,500

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
2,360	@, L	Signature Bank	$60,180
55,900		State Street Corp.	4,416,100
2,100	L	Sterling Bancorp.	32,613
4,190		Sterling Financial Corp.	65,406
740	L	Susquehanna Bancshares, Inc.	15,074
500	@, L	SVB Financial Group	21,820
10,130		UCBH Holdings, Inc.	78,609
1,000	L	United Community Banks, Inc.	16,980
93,350	L	Wachovia Corp.	2,520,450
11,200		Webster Financial Corp.	312,144
700	L	Whitney Holding Corp.	17,353
9,800	L	Wilmington Trust Corp.	304,780
3,590	L	Wintrust Financial Corp.	125,471
			24,876,897
		Beverages: 0.6%
31,200		Anheuser-Busch Cos., Inc.	1,480,440
580	@	Boston Beer Co., Inc.	27,573
78,000	@, L	Constellation Brands, Inc.	1,378,260
2,700	@, L	Hansen Natural Corp.	95,310
54,700		Pepsi Bottling Group, Inc.	1,854,877
13,700		PepsiAmericas, Inc.	349,761
			5,186,221
		Biotechnology: 0.5%
3,700	@, L	Affymetrix, Inc.	64,417
65,700	@	Amgen, Inc.	2,744,946
20,400	@	Biogen Idec, Inc.	1,258,476
500	@, L	Charles River Laboratories International, Inc.	29,470
2,700	@, L	CryoLife, Inc.	25,380
3,200	@, L	Enzo Biochem, Inc.	29,088
3,500	@, L	Invitrogen Corp.	299,145
720	@, L	Lifecell Corp.	30,262
2,620	@, L	Martek Biosciences Corp.	80,093
16,200	@, L	Millennium Pharmaceuticals, Inc.	250,452
4,180	@, L	Regeneron Pharmaceuticals, Inc.	80,214
1,400	@, L	Savient Pharmaceuticals, Inc.	28,000
3,000	@, L	Vertex Pharmaceuticals, Inc.	71,670
			4,991,613
		Building Materials: 0.4%
3,500	L	Apogee Enterprises, Inc.	53,900
2,920	@, L	Drew Industries, Inc.	71,423
8,740		Gibraltar Industries, Inc.	102,520
3,300		Lennox International, Inc.	118,701
136,900	L	Masco Corp.	2,714,727
4,900	@, L	NCI Building Systems, Inc.	118,580
1,430		Simpson Manufacturing Co., Inc.	38,867
680	L	Texas Industries, Inc.	40,875
7,800		Trane, Inc.	358,020
700	L	Universal Forest Products, Inc.	22,540
			3,640,153
		Chemicals: 1.8%
3,600		Air Products & Chemicals, Inc.	331,200
3,300		Airgas, Inc.	150,051
800		Albemarle Corp.	29,216
3,600	L	Cabot Corp.	100,800
2,000		CF Industries Holdings, Inc.	207,240
4,400	L	Cytec Industries, Inc.	236,940
63,500		Ecolab, Inc.	2,757,805
136,100		EI Du Pont de Nemours & Co.	6,364,036
6,790	L	Georgia Gulf Corp.	47,055
1,090	L	HB Fuller Co.	22,247
7,900	L	International Flavors & Fragrances, Inc.	347,995
6,200	L	Lubrizol Corp.	344,162
2,750	L	Minerals Technologies, Inc.	172,700
860		NewMarket Corp.	64,887
12,500	L	Olin Corp.	247,000
1,270	@, L	OM Group, Inc.	69,266
3,450	@, L	PolyOne Corp.	21,977
30,100		PPG Industries, Inc.	1,821,351
1,805		Quaker Chemical Corp.	56,478
1,200		RPM International, Inc.	25,128
1,370		Schulman A, Inc.	28,126
53,500	L	Sigma-Aldrich Corp.	3,191,275
4,100	@, L	Terra Industries, Inc.	145,673
3,400	L	Tronox, Inc.	13,260
1,300		Valspar Corp.	25,792
1,200	L	Zep, Inc.	19,464
			16,841,124
		Coal: 0.1%
5,800	L	Arch Coal, Inc.	252,300
5,560	L	Massey Energy Co.	202,940
1,600	@, L	Patriot Coal Corp.	75,152
			530,392

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services: 0.9%
1,400	L	Administaff, Inc.	$33,054
5,200	@, L	Alliance Data Systems Corp.	247,052
1,900	@, L	AMN Healthcare Services, Inc.	29,298
24,100	@, L	Apollo Group, Inc. - Class A	1,041,120
2,760	L	Arbitron, Inc.	119,122
800	@, L	Bankrate, Inc.	39,912
2,200		Bowne & Co., Inc.	33,550
1,600	@, L	Bright Horizons Family Solutions, Inc.	68,864
5,100	@, L	Career Education Corp.	64,872
1,500		CDI Corp.	37,575
2,100	L	Chemed Corp.	88,620
3,200	@, W, L	ChoicePoint, Inc.	152,320
300	@, L	Consolidated Graphics, Inc.	16,815
1,900	L	Corporate Executive Board Co.	76,912
2,600	L	DeVry, Inc.	108,784
3,000	@, L	Gartner, Inc.	58,020
1,300	L	Global Payments, Inc.	53,768
2,000		Heidrick & Struggles International, Inc.	65,060
120	@	Hillenbrand, Inc.	2,652
2,000	@, L	ITT Educational Services, Inc.	91,860
600	@, L	Kendle International, Inc.	26,952
2,180	@, L	Live Nation, Inc.	26,443
5,800		Manpower, Inc.	326,308
3,100	L	MAXIMUS, Inc.	113,801
16,900	L	Moody’s Corp.	588,627
6,800	@, L	MPS Group, Inc.	80,376
2,000	@, L	Navigant Consulting, Inc.	37,960
6,300	@, L	On Assignment, Inc.	40,005
650	@, L	Parexel International Corp.	16,965
3,600		Pharmaceutical Product Development, Inc.	150,840
700	@, L	Pharmanet Development Group	17,661
1,200	@, L	Pre-Paid Legal Services, Inc.	50,892
5,200	@, L	Rent-A-Center, Inc.	95,420
15,600	L	Robert Half International, Inc.	401,544
9,700	L	Rollins, Inc.	171,593
87,500		RR Donnelley & Sons Co.	2,652,125
11,400		Service Corp. International	115,596
4,400	L	Sotheby’s	127,204
2,143	@, L	Spherion Corp.	13,115
900	L	Strayer Education, Inc.	137,250
4,740	@, L	TrueBlue, Inc.	63,706
2,700	@, L	United Rentals, Inc.	50,868
10,400	@, L	Valassis Communications, Inc.	112,840
1,650	@, L	Volt Information Sciences, Inc.	27,984
2,900		Watson Wyatt Worldwide, Inc.	164,575
			8,039,880
		Computers: 3.2%
30,700	@	Affiliated Computer Services, Inc.	1,538,377
700	@, L	Ansoft Corp.	21,364
41,000	@	Apple, Inc.	5,883,500
2,690	@, L	CACI International, Inc.	122,530
14,500	@, L	Cadence Design Systems, Inc.	154,860
6,500	@	Ciber, Inc.	31,850
93,000	@	Dell, Inc.	1,852,560
1,000		Diebold, Inc.	37,550
3,500	@, L	DST Systems, Inc.	230,090
183,600	@, L	EMC Corp.	2,632,824
132,100		Hewlett-Packard Co.	6,031,686
70,400		International Business Machines Corp.	8,105,856
3,100	L	Jack Henry & Associates, Inc.	76,477
38,600	@	Lexmark International, Inc.	1,185,792
3,770	@, L	Mercury Computer Systems, Inc.	21,187
6,474	@, L	Micros Systems, Inc.	217,915
1,640	L	MTS Systems Corp.	52,906
11,600	@	NCR Corp.	264,828
2,600	@	Planar Systems, Inc.	10,426
2,900	@, L	Radiant Systems, Inc.	40,513
4,670	@, L	Radisys Corp.	47,120
10,600	@, L	Sandisk Corp.	239,242
750	@	SI International, Inc.	14,393
2,400	@, L	SRA International, Inc.	58,344
1,200	@, L	Stratasys, Inc.	21,360
2,700	@, L	Synaptics, Inc.	64,476
9,800	@	Synopsys, Inc.	222,558
12,300	@	Teradata Corp.	271,338
11,100	@, L	Western Digital Corp.	300,144
			29,752,066
		Cosmetics/Personal Care: 0.9%
5,100		Alberto-Culver Co.	139,791
1,800	@, L	Chattem, Inc.	119,412
112,692		Procter & Gamble Co.	7,896,328
			8,155,531
		Distribution/Wholesale: 0.1%
6,560	@	Brightpoint, Inc.	54,842
3,500	L	Fastenal Co.	160,755

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale (continued)
4,870	@, L	Fossil, Inc.	$148,730
2,700	@	Ingram Micro, Inc.	42,741
9,420	@, L	LKQ Corp.	211,667
2,660	L	Owens & Minor, Inc.	104,644
820	@, L	Scansource, Inc.	29,676
6,700	@	Tech Data Corp.	219,760
3,220	@, L	United Stationers, Inc.	153,594
1,000	L	Watsco, Inc.	41,420
			1,167,829
		Diversified Financial Services: 2.9%
21,900		American Express Co.	957,468
7,900	L	Ameriprise Financial, Inc.	409,615
43,400		Citigroup, Inc.	929,628
6,500		CME Group, Inc.	3,049,150
25,700	L	Countrywide Financial Corp.	141,350
56,600		Discover Financial Services	926,542
10,100	L	Eaton Vance Corp.	308,151
49,500	L	Fannie Mae	1,302,840
3,880	L	Financial Federal Corp.	84,623
28,800	L	Freddie Mac	729,216
33,950		Goldman Sachs Group, Inc.	5,614,991
3,200	@, L	IntercontinentalExchange, Inc.	417,600
1,850	@, L	Investment Technology Group, Inc.	85,433
1,300	L	Jefferies Group, Inc.	20,969
207,500		JPMorgan Chase & Co.	8,912,125
3,240	@, L	LaBranche & Co., Inc.	14,094
23,200	L	Lehman Brothers Holdings, Inc.	873,248
25,400	L	Nyse Euronext	1,567,434
2,700	L	OptionsXpress Holdings, Inc.	55,917
2,280	@, L	Portfolio Recovery Associates, Inc.	97,789
15,300		Raymond James Financial, Inc.	351,594
3,980	L	SWS Group, Inc.	48,675
1,000	@, L	World Acceptance, Corp.	31,850
			26,930,302
		Electric: 2.3%
6,741		Alliant Energy Corp.	236,002
6,000		American Electric Power Co., Inc.	249,780
18,300	@	Aquila, Inc.	58,743
700	L	Central Vermont Public Service Corp.	16,730
24,300		Constellation Energy Group, Inc.	2,144,961
105,900		Dominion Resources, Inc.	4,324,956
3,100		DPL, Inc.	79,484
284,200		Duke Energy Corp.	5,072,970
7,400		Energy East Corp.	178,488
33,900		FirstEnergy Corp.	2,326,218
82,500		FPL Group, Inc.	5,176,050
9,100	L	Hawaiian Electric Industries	217,217
12,500		MDU Resources Group, Inc.	306,875
1,600		Northeast Utilities	39,264
2,900		OGE Energy Corp.	90,393
26,800		PPL Corp.	1,230,656
5,500		Puget Energy, Inc.	142,285
3,900		SCANA Corp.	142,662
500	L	Wisconsin Energy Corp.	21,995
			22,055,729
		Electrical Components & Equipment: 0.1%
4,400	W	Ametek, Inc.	193,204
2,800	L	Belden CDT, Inc.	98,896
1,100	@, L	Energizer Holdings, Inc.	99,528
6,300	L	Hubbell, Inc.	275,247
1,600	@	Littelfuse, Inc.	55,952
			722,827
		Electronics: 1.1%
78,900	@, L	Agilent Technologies, Inc.	2,353,587
2,600	L	Amphenol Corp.	96,850
900	L	Analogic Corp.	59,886
66,800		Applera Corp. - Applied Biosystems Group	2,195,048
9,600	@	Arrow Electronics, Inc.	323,040
8,900	@, L	Avnet, Inc.	291,297
8,260	@, L	Benchmark Electronics, Inc.	148,267
3,500		Brady Corp.	117,005
2,370	@, L	Checkpoint Systems, Inc.	63,635
6,974		CTS Corp.	74,622
2,860	@, L	Cymer, Inc.	74,474
1,350	@, L	Dionex Corp.	103,937
2,850	@, L	Electro Scientific Industries, Inc.	46,968
2,100	@, L	Faro Technologies, Inc.	65,478
6,160	@, L	Flir Systems, Inc.	185,354
1,200	@, L	Itron, Inc.	108,276
68,500		Jabil Circuit, Inc.	648,010
3,610	@, L	LoJack Corp.	45,630
5,000		Methode Electronics, Inc.	58,450
8,300	L	National Instruments Corp.	216,962
1,470	@, L	Plexus Corp.	41,234

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
4,300		Technitrol, Inc.	$99,459
42,500	@, L	Thermo Electron Corp.	2,415,700
6,600	@, L	Thomas & Betts Corp.	240,042
5,510	@, L	Trimble Navigation Ltd.	157,531
5,323	@, L	TTM Technologies, Inc.	60,256
8,000	@@	Tyco Electronics Ltd.	274,560
1,600	@, L	Varian, Inc.	92,672
3,300	@	Vishay Intertechnology, Inc.	29,898
680	L	Woodward Governor Co.	18,170
			10,706,298
		Energy - Alternate Sources: 0.0%
4,490	@, L	Headwaters, Inc.	59,223
			59,223
		Engineering & Construction: 0.3%
2,500	@	Dycom Industries, Inc.	30,025
7,210	@	EMCOR Group, Inc.	160,134
10,400	L	Fluor Corp.	1,468,064
7,000		Granite Construction, Inc.	228,970
9,900		KBR, Inc.	274,527
5,160	@, L	Shaw Group, Inc.	243,242
3,720	@	URS Corp.	121,607
			2,526,569
		Entertainment: 0.0%
4,800		International Speedway Corp.	197,760
8,300	@, L	Macrovision Corp.	112,050
1,200	@, L	Scientific Games Corp.	25,332
3,000	@, L	Shuffle Master, Inc.	16,050
			351,192
		Environmental Control: 0.1%
85,700	@	Allied Waste Industries, Inc.	926,417
3,550	@, L	Waste Connections, Inc.	109,127
			1,035,544
		Food: 1.7%
3,600		Corn Products International, Inc.	133,704
5,600	L	Flowers Foods, Inc.	138,600
87,017		General Mills, Inc.	5,210,578
2,760	@, L	Great Atlantic & Pacific Tea Co.	72,367
4,520	@, L	Hain Celestial Group, Inc.	133,340
66,400		HJ Heinz Co.	3,118,808
1,479	L	Hormel Foods Corp.	61,615
72,100	L	Kellogg Co.	3,789,576
740	L	Nash Finch Co.	25,145
2,000	@	Performance Food Group Co.	65,360
1,810	@, L	Ralcorp Holdings, Inc.	105,252
8,400	L	Ruddick Corp.	309,624
216,900		Sara Lee Corp.	3,032,262
4,800	@, L	Smithfield Foods, Inc.	123,648
2,900	@, L	TreeHouse Foods, Inc.	66,294
900	@, L	United Natural Foods, Inc.	16,839
			16,403,012
		Forest Products & Paper: 0.1%
8,600	@, L	Buckeye Technologies, Inc.	95,976
13,800		International Paper Co.	375,360
1,500		Neenah Paper, Inc.	38,670
4,480	L	Rock-Tenn Co.	134,266
900	L	Schweitzer-Mauduit International, Inc.	20,826
5,200	L	Temple-Inland, Inc.	66,144
3,200	L	Wausau Paper Corp.	26,432
			757,674
		Gas: 0.2%
2,240		Atmos Energy Corp.	57,120
6,830		Energen Corp.	425,509
3,500	L	Laclede Group, Inc.	124,705
5,250		New Jersey Resources Corp.	163,013
3,560	L	Northwest Natural Gas Co.	154,646
4,500	L	Piedmont Natural Gas Co.	118,170
1,400	L	South Jersey Industries, Inc.	49,154
10,410		Southern Union Co.	242,241
9,170		UGI Corp.	228,516
2,950	L	Vectren Corp.	79,149
11,400		WGL Holdings, Inc.	365,484
			2,007,707
		Hand/Machine Tools: 0.4%
3,100	L	Baldor Electric Co.	86,800
25,000	L	Black & Decker Corp.	1,652,500
2,800		Kennametal, Inc.	82,404
1,900		Lincoln Electric Holdings, Inc.	122,531
4,100		Regal-Beloit Corp.	150,183
13,000		Snap-On, Inc.	661,050
19,000	L	Stanley Works	904,780
			3,660,248
		Healthcare - Products: 1.8%
1,290	@, L	Abaxism, Inc.	29,889
1,990	@, L	Arthrocare Corp.	66,367

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
22,700		Baxter International, Inc.	$1,312,514
44,900	@	Boston Scientific Corp.	577,863
1,350	L	Cooper Cos., Inc.	46,481
11,800	@@	Covidien Ltd.	522,150
9,100	L	CR Bard, Inc.	877,240
1,070	@, L	Cyberonics	15,515
10,944		Densply International, Inc.	422,438
4,700	@, L	Edwards Lifesciences Corp.	209,385
1,900	@	Gen-Probe, Inc.	91,580
320	@, L	Haemonetics Corp.	19,066
4,100	@, L	Henry Schein, Inc.	235,340
3,500	@, L	Hillenbrand Industries, Inc.	167,300
4,752	@, L	Hologic, Inc.	264,211
3,080	@, L	ICU Medical, Inc.	88,612
4,102	@, L	Idexx Laboratories, Inc.	202,065
3,600	@, L	Immucor, Inc.	76,824
1,700	@, L	Intuitive Surgical, Inc.	551,395
1,100		Invacare Corp.	24,508
92,400		Johnson & Johnson	5,993,988
690	@, L	Kensey Nash Corp.	19,976
2,890	@, L	Kinetic Concepts, Inc.	133,605
1,110	L	LCA-Vision, Inc.	13,875
81,000		Medtronic, Inc.	3,917,970
1,620	L	Mentor Corp.	41,666
1,800	L	Meridian Bioscience, Inc.	60,174
1,500	@, L	Merit Medical Systems, Inc.	23,745
2,400	@	Osteotech, Inc.	11,400
830	@, L	PSS World Medical, Inc.	13,828
1,900	@, L	Resmed, Inc.	80,142
13,200	@	St. Jude Medical, Inc.	570,108
3,000	L	Steris Corp.	80,490
300	@, L	SurModics, Inc.	12,564
1,500	@, L	Techne Corp.	101,040
300	L	Vital Signs, Inc.	15,195
890	L	West Pharmaceutical Services, Inc.	39,365
			16,929,874
		Healthcare - Services: 0.9%
38,000		Aetna, Inc.	1,599,420
630	@, L	Air Methods Corp.	30,473
1,930	@, L	Amedisys, Inc.	75,926
4,490	@, L	AMERIGROUP Corp.	122,712
3,000	@, L	Amsurg Corp.	71,040
2,300	@, L	Apria Healthcare Group, Inc.	45,425
3,500	@, L	Centene Corp.	48,790
1,500	@, W, L	Covance, Inc.	124,455
40,650	@	Coventry Health Care, Inc.	1,640,228
900	@	Gentiva Health Services, Inc.	19,584
8,100	@	Health Net, Inc.	249,480
2,340	@, L	Healthways, Inc.	82,696
13,900	@	Humana, Inc.	623,554
1,020	@	LHC Group, Inc.	17,136
4,400	@, L	Lincare Holdings, Inc.	123,684
1,100	@, L	Matria Healthcare, Inc.	24,530
1,900	@, L	Molina Healthcare, Inc.	46,398
2,430	@, L	Odyssey HealthCare, Inc.	21,870
3,830	@, L	Pediatrix Medical Group, Inc.	258,142
900	@, L	RehabCare Group, Inc.	13,500
790	@	Res-Care, Inc.	13,549
2,100	@, L	Sunrise Senior Living, Inc.	46,788
63,400		UnitedHealth Group, Inc.	2,178,424
2,000	@, L	WellCare Health Plans, Inc.	77,900
25,240	@	WellPoint, Inc.	1,113,841
			8,669,545
		Home Builders: 0.2%
3,600	@, L	Champion Enterprises, Inc.	36,108
4,700	@, L	Hovnanian Enterprises, Inc.	49,820
25,700	L	KB Home	635,561
2,320		M/I Homes, Inc.	39,394
2,900	L	MDC Holdings, Inc.	126,991
400	@, L	NVR, Inc.	239,000
23,500	L	Pulte Homes, Inc.	341,925
1,000	L	Ryland Group, Inc.	32,890
6,077	L	Thor Industries, Inc.	180,912
8,500	@, L	Toll Brothers, Inc.	199,580
			1,882,181
		Home Furnishings: 0.0%
3,780		Ethan Allen Interiors, Inc.	107,465
11,300	L	Furniture Brands International, Inc.	132,210
1,000	@, L	Universal Electronics, Inc.	24,210
			263,885
		Household Products/Wares: 0.8%
11,900		American Greetings Corp.	220,745
2,600	L	Blyth, Inc.	51,272
3,140	@	Central Garden & Pet Co.	13,942

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.8%
42,500		Clorox Co.	$2,407,200
75,300		Kimberly-Clark Corp.	4,860,615
4,100	L	Tupperware Corp.	158,588
500		WD-40 Co.	16,625
			7,728,987
		Housewares: 0.1%
870		Libbey, Inc.	14,651
34,900		Newell Rubbermaid, Inc.	798,163
4,060	L	Toro Co.	168,043
			980,857
		Insurance: 3.3%
44,800	@@	ACE Ltd.	2,466,688
44,100		Aflac, Inc.	2,864,295
12,500	L	AMBAC Financial Group, Inc.	71,875
12,275	L	American Financial Group, Inc.	313,749
114,700	L	American International Group, Inc.	4,960,775
9,600		Arthur J. Gallagher & Co.	226,752
11,000		Brown & Brown, Inc.	191,180
144,200		Chubb Corp.	7,135,016
2,200	L	Commerce Group, Inc.	79,332
5,220		Delphi Financial Group	152,581
6,800	@@	Everest Re Group Ltd.	608,804
7,500	L	Fidelity National Title Group, Inc.	137,475
1,300		First American Corp.	44,122
5,400		Hanover Insurance Group, Inc.	222,156
29,627	L	Hartford Financial Services Group, Inc.	2,244,838
13,400		HCC Insurance Holdings, Inc.	304,046
440	L	Hilb Rogal & Hobbs Co.	13,847
4,300	L	Horace Mann Educators Corp.	75,164
500	L	Infinity Property & Casualty Corp.	20,800
450	L	Landamerica Financial Group, Inc.	17,762
2,200	L	Mercury General Corp.	97,482
73,950		Metlife, Inc.	4,456,227
2,260	@, L	Navigators Group, Inc.	122,944
5,700	@	Philadelphia Consolidated Holding Co.	183,540
9,500		PMI Group, Inc.	55,290
3,870	L	Presidential Life Corp.	67,493
3,300	@, L	ProAssurance Corp.	177,639
3,000		Protective Life Corp.	121,680
2,580		RLI Corp.	127,891
2,200	L	Safety Insurance Group, Inc.	75,086
6,260	L	Selective Insurance Group	149,489
3,400		Stancorp Financial Group, Inc.	162,214
1,960	L	Tower Group, Inc.	49,333
58,800		Travelers Cos., Inc.	2,813,580
2,280	L	United Fire & Casualty Co.	85,272
4,700	L	Unitrin, Inc.	166,098
12,250		WR Berkley Corp.	339,203
2,900	L	Zenith National Insurance Corp.	103,994
			31,505,712
		Internet: 0.8%
19,400	@, L	Amazon.com, Inc.	1,383,220
6,400	@, L	Avocent Corp.	108,160
3,320	@, L	Blue Coat Systems, Inc.	73,173
2,240	@, L	Blue Nile, Inc.	121,296
5,611	@, L	Cybersource Corp.	81,977
2,480	@, L	DealerTrack Holdings, Inc.	50,146
2,500	@, L	Digital River, Inc.	77,425
25,100	@	eBay, Inc.	748,984
35,500	@, L	Expedia, Inc.	777,095
4,700	@	Google, Inc. - Class A	2,070,209
1,730	@, L	Infospace, Inc.	20,016
5,100	@, L	j2 Global Communications, Inc.	113,832
1,100	@, L	Knot, Inc.	12,925
7,475	@	McAfee, Inc.	247,348
2,800	@, L	NetFlix, Inc.	97,020
7,840	@, L	Perficient, Inc.	62,250
6,480	@, L	Secure Computing Corp.	41,796
3,350	@, L	Stamps.com, Inc.	34,371
81,500	@, L	Symantec Corp.	1,354,530
4,900	L	United Online, Inc.	51,744
4,300	@, L	Valueclick, Inc.	74,175
5,060	@, L	Websense, Inc.	94,875
			7,696,567
		Investment Companies: 0.0%
5,500	L	Apollo Investment Corp.	87,065
			87,065
		Iron/Steel: 0.2%
2,300	L	Carpenter Technology Corp.	128,731
1,380	L	Cleveland-Cliffs, Inc.	165,352
4,700		Reliance Steel & Aluminum Co.	281,342
4,200		Steel Dynamics, Inc.	138,768
10,800	L	United States Steel Corp.	1,370,196
			2,084,389

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.0%
14,600	L	Callaway Golf Co.	$214,328
3,850	L	Polaris Industries, Inc.	157,889
2,100	@, L	WMS Industries, Inc.	75,537
			447,754
		Lodging: 0.1%
700	@, L	Monarch Casino & Resort, Inc.	12,397
14,300		Starwood Hotels & Resorts Worldwide, Inc.	740,025
			752,422
		Machinery - Construction & Mining: 0.5%
39,000		Caterpillar, Inc.	3,053,310
4,800	L	Joy Global, Inc.	312,768
23,700	@	Terex Corp.	1,481,250
			4,847,328
		Machinery - Diversified: 0.4%
5,700	@, L	AGCO Corp.	341,316
3,500	L	Applied Industrial Technologies, Inc.	104,615
800	L	Briggs & Stratton Corp.	14,320
600	L	Cascade Corp.	29,586
3,450	L	Cognex Corp.	75,314
27,100		Cummins, Inc.	1,268,822
3,900		Flowserve Corp.	407,082
4,100	@	Gardner Denver, Inc.	152,110
11,800	L	IDEX Corp.	362,142
1,100	@, L	Intevac, Inc.	14,245
300		Lindsay Manufacturing Co.	30,741
1,400	L	Nordson Corp.	75,390
1,950		Robbins & Myers, Inc.	63,668
4,500		Roper Industries, Inc.	267,480
2,300	L	Wabtec Corp.	86,618
5,100	@, L	Zebra Technologies Corp.	169,932
			3,463,381
		Media: 1.1%
26,300	L	Clear Channel Communications, Inc.	768,486
64,600	@, L	DIRECTV Group, Inc.	1,601,434
1,000	L	Factset Research Systems, Inc.	53,870
25,200	L	McGraw-Hill Cos., Inc.	931,140
1,600	L	Media General, Inc.	22,432
4,100	@, L	Scholastic Corp.	124,107
172,400	L	Walt Disney Co.	5,409,912
2,400		Washington Post	1,587,600
			10,498,981
		Metal Fabricate/Hardware: 0.1%
1,600	L	AM Castle & Co.	43,200
2,500		Commercial Metals Co.	74,925
500		Lawson Products	13,775
4,100	L	Mueller Industries, Inc.	118,285
2,096	L	Quanex Corp.	108,447
480		Valmont Industries, Inc.	42,187
9,100	L	Worthington Industries	153,517
			554,336
		Mining: 0.3%
1,400	@, L	Brush Engineered Materials, Inc.	35,938
1,000	@, L	Century Aluminum Co.	66,240
24,500		Freeport-McMoRan Copper & Gold, Inc.	2,357,390
700	@, L	RTI International Metals, Inc.	31,647
			2,491,215
		Miscellaneous Manufacturing: 3.2%
4,160		Acuity Brands, Inc.	178,672
1,400	L	AO Smith Corp.	46,018
5,115		Aptargroup, Inc.	199,127
2,300	L	Barnes Group, Inc.	52,785
1,000		Brink’s Co.	67,180
3,600		Carlisle Cos., Inc.	120,384
2,530	@, L	Ceradyne, Inc.	80,859
2,900	L	Clarcor, Inc.	103,095
7,200	L	Crane Co.	290,520
2,600	L	Donaldson Co., Inc.	104,728
82,000		Dover Corp.	3,425,960
54,100		Eaton Corp.	4,310,147
3,850	@, L	EnPro Industries, Inc.	120,082
361,115	S	General Electric Co.	13,364,866
2,700	@, L	Griffon Corp.	23,220
4,000		Harsco Corp.	221,520
33,100		Honeywell International, Inc.	1,867,502
66,700	L	Leggett & Platt, Inc.	1,017,175
2,000	@	Lydall, Inc.	22,900
1,000	L	Matthews International Corp. - Class A	48,250
3,300	L	Myers Industries, Inc.	43,329
46,400		Parker Hannifin Corp.	3,214,128
6,600		Pentair, Inc.	210,540
2,600		SPX Corp.	272,740
5,700	@, L	Sturm Ruger & Co., Inc.	46,968
2,006		Teleflex, Inc.	95,706
14,000		Textron, Inc.	775,880
			30,324,281

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.0%
6,102	L	Herman Miller, Inc.	$149,926
6,700	L	HNI, Corp.	180,163
2,800	L	Interface, Inc.	39,340
			369,429
		Office/Business Equipment: 0.0%
29,300		Xerox Corp.	438,621
			438,621
		Oil & Gas: 7.9%
30,800		Anadarko Petroleum Corp.	1,941,324
12,400		Apache Corp.	1,498,168
2,510	@, L	Atwood Oceanics, Inc.	230,217
760	@, L	Bill Barrett Corp.	35,910
3,500		Cabot Oil & Gas Corp.	177,940
179,286		Chevron Corp.	15,303,853
6,600	L	Cimarex Energy Co.	361,284
127,600		ConocoPhillips	9,724,396
12,200	@	Denbury Resources, Inc.	348,310
36,400		Devon Energy Corp.	3,797,612
5,300	@, L	Encore Acquisition Co.	213,484
33,800	L	ENSCO International, Inc.	2,116,556
325,340		ExxonMobil Corp.	27,517,257
6,200	@, L	Forest Oil Corp.	303,552
4,900		Frontier Oil Corp.	133,574
5,800	L	Helmerich & Payne, Inc.	271,846
9,200		Hess Corp.	811,256
17,500		Marathon Oil Corp.	798,000
2,400	@, L	Newfield Exploration Co.	126,840
16,300	L	Noble Energy, Inc.	1,186,640
74,200		Occidental Petroleum Corp.	5,429,214
6,300		Patterson-UTI Energy, Inc.	164,934
300	L	Penn Virginia Corp.	13,227
280	@	Petroleum Development Corp.	19,396
4,760	@, L	Petroquest Energy, Inc.	82,538
3,310	@, L	Pioneer Drilling Co.	52,728
1,400		Pioneer Natural Resources Co.	68,768
3,293	@	Plains Exploration & Production Co.	174,990
15,900	@, L	Pride International, Inc.	555,705
1,900	@, L	Quicksilver Resources, Inc.	69,407
11,100	@, L	Southwestern Energy Co.	373,959
3,500	L	St. Mary Land & Exploration Co.	134,750
3,100	@, L	Stone Energy Corp.	162,161
2,880	@, L	Swift Energy Co.	129,571
2,700	@	Unit Corp.	152,955
8,200		Valero Energy Corp.	402,702
			74,885,024
		Oil & Gas Services: 0.4%
1,400	@, L	Basic Energy Services, Inc.	30,912
1,000	@, L	Dril-Quip, Inc.	46,470
4,120	@, L	Exterran Holdings, Inc.	265,905
4,500	@, L	FMC Technologies, Inc.	256,005
5,900	@	Grant Prideco, Inc.	290,398
1,030		Gulf Island Fabrication, Inc.	29,582
5,340	@, L	Helix Energy Solutions Group, Inc.	168,210
1,850	@, L	Hornbeck Offshore Services, Inc.	84,490
3,060	@, L	ION Geophysical Corp.	42,228
1,500	L	Lufkin Industries, Inc.	95,730
350	@, L	NATCO Group, Inc.	16,363
16,400	@, L	National Oilwell Varco, Inc.	957,432
3,800	@	Oceaneering International, Inc.	239,400
2,270	@, L	SEACOR Holdings, Inc.	193,767
2,200	@, L	Superior Energy Services	87,164
4,803	@	Transocean, Inc.	649,366
1,960	@, L	W-H Energy Services, Inc.	134,946
			3,588,368
		Packaging & Containers: 0.2%
18,100	L	Ball Corp.	831,514
2,600	L	Chesapeake Corp.	12,506
7,900		Packaging Corp. of America	176,407
22,100	@	Pactiv Corp.	579,241
7,700		Sonoco Products Co.	220,451
			1,820,119
		Pharmaceuticals: 2.6%
950	@, L	Alpharma, Inc.	24,900
31,800		AmerisourceBergen Corp.	1,303,164
3,400	@, L	Cephalon, Inc.	218,960
3,300	@, L	Cubist Pharmaceuticals, Inc.	60,786
118,000	L	Eli Lilly & Co.	6,087,620
6,400	@, L	Endo Pharmaceuticals Holdings, Inc.	153,216
32,300	@	Forest Laboratories, Inc.	1,292,323
12,300	@	Gilead Sciences, Inc.	633,819
2,700	@, L	HealthExtras, Inc.	67,068

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
11,600	@	Medco Health Solutions, Inc.	$507,964
6,300		Medicis Pharmaceutical Corp.	124,047
115,600		Merck & Co., Inc.	4,387,020
3,000	@	NBTY, Inc.	89,850
1,830	@, L	Noven Pharmaceuticals, Inc.	16,433
6,100	L	Omnicare, Inc.	110,776
2,400	@, L	Par Pharmaceutical Cos., Inc.	41,736
4,200	L	Perrigo Co.	158,466
3,680	@, L	PetMed Express, Inc.	40,811
415,900		Pfizer, Inc.	8,704,787
5,630	@, L	Salix Pharmaceuticals Ltd.	35,356
3,110	@, L	Sciele Pharma, Inc.	60,645
4,500	@, L	Sepracor, Inc.	87,840
5,000	@	Theragenics Corp.	19,700
1,000	@, L	USANA Health Sciences, Inc.	22,030
5,800	@, L	VCA Antech, Inc.	158,630
6,620	@, L	Viropharma, Inc.	59,183
			24,467,130
		Pipelines: 0.2%
1,300	L	Equitable Resources, Inc.	76,570
8,100		National Fuel Gas Co.	382,401
9,800		Oneok, Inc.	437,374
39,200		Williams Cos., Inc.	1,292,816
			2,189,161
		Real Estate: 0.0%
2,000	@, L	Forestar Real Estate Group, Inc.	49,820
1,490	L	Jones Lang LaSalle, Inc.	115,237
			165,057
		Retail: 3.2%
17,400	L	Abercrombie & Fitch Co.	1,272,636
1,400		Advance Auto Parts, Inc.	47,670
3,950	@, L	Aeropostale, Inc.	107,085
9,355		American Eagle Outfitters	163,806
2,700	@, L	AnnTaylor Stores Corp.	65,286
17,900	@	Autozone, Inc.	2,037,557
3,300	L	Barnes & Noble, Inc.	101,145
43,000	L	Best Buy Co., Inc.	1,782,780
44,800	@, L	Big Lots, Inc.	999,040
5,800	@, L	BJ’s Wholesale Club, Inc.	207,002
2,400	L	Bob Evans Farms, Inc.	66,216
2,125	L	Brown Shoe Co., Inc.	32,024
1,480	@, L	Buffalo Wild Wings, Inc.	36,260
2,700	@, L	Carmax, Inc.	52,434
3,850		Casey’s General Stores, Inc.	87,010
1,900	L	Cash America International, Inc.	69,160
4,900	L	Cato Corp.	73,206
1,600		CBRL Group, Inc.	57,232
2,300	@, L	CEC Entertainment, Inc.	66,424
3,170	@, L	Charlotte Russe Holding, Inc.	54,968
9,100	@, L	Chico’s FAS, Inc.	64,701
1,400	@, L	Chipotle Mexican Grill, Inc.	158,802
6,700	L	Christopher & Banks Corp.	66,933
96,900	@, L	Coach, Inc.	2,921,535
2,800	@, L	Copart, Inc.	108,528
59,200	L	Costco Wholesale Corp.	3,846,224
2,600	@, L	Dick’s Sporting Goods, Inc.	69,628
4,800	@, L	Dollar Tree, Inc.	132,432
3,900	@, L	Dress Barn, Inc.	50,466
55,100	L	Family Dollar Stores, Inc.	1,074,450
7,330	@, L	First Cash Financial Services, Inc.	75,719
30,400	@	GameStop Corp.	1,571,984
1,950		Guess ?, Inc.	78,917
2,650	@, L	Gymboree Corp.	105,682
7,500	@, L	Hanesbrands, Inc.	219,000
2,940	@	Insight Enterprises, Inc.	51,450
6,200	@, L	Jack in the Box, Inc.	166,594
3,300	@, L	JOS A Bank Clothiers, Inc.	67,650
731	L	Landry’s Restaurants, Inc.	11,901
1,400	L	Longs Drug Stores Corp.	59,444
37,200		McDonald’s Corp.	2,074,644
5,400	L	Men’s Wearhouse, Inc.	125,658
2,200		Movado Group, Inc.	42,878
1,200	@, L	O’Reilly Automotive, Inc.	34,224
3,440	@, L	Panera Bread Co.	144,102
1,870	@, L	PF Chang’s China Bistro, Inc.	53,183
4,500	L	Phillips-Van Heusen	170,640
18,600	L	Polo Ralph Lauren Corp.	1,084,194
5,300	@, L	Quiksilver, Inc.	51,993
40,300	L	RadioShack Corp.	654,875
1,600	@, L	Red Robin Gourmet Burgers, Inc.	60,112
6,700	L	Regis Corp.	184,183
3,000		Ross Stores, Inc.	89,880
2,200	@, L	School Specialty, Inc.	69,388
6,160	@, L	Sonic Corp.	135,766

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
13,700	@, L	Starbucks Corp.	$239,750
31,000		Supervalu, Inc.	929,380
2,140	@, L	Texas Roadhouse, Inc.	20,972
87,800		TJX Cos., Inc.	2,903,546
1,600	@, L	Tractor Supply Co.	63,232
2,480	@, L	Tween Brands, Inc.	61,355
7,400	@, L	Urban Outfitters, Inc.	231,990
34,200		Wal-Mart Stores, Inc.	1,801,656
2,360	L	World Fuel Services Corp.	66,245
6,400	@, L	Zale Corp.	126,464
2,150	@, L	Zumiez, Inc.	33,734
			29,735,025
		Savings & Loans: 0.5%
4,026	L	Anchor Bancorp. Wisconsin, Inc.	76,373
7,100		Astoria Financial Corp.	192,836
4,210		BankAtlantic Bancorp., Inc.	16,461
10,640	L	Brookline Bancorp., Inc.	122,147
6,350	L	Dime Community Bancshares	110,998
10,500	L	First Niagara Financial Group, Inc.	142,695
3,400	@, L	FirstFed Financial Corp.	92,310
2,500	@, L	Guaranty Financial Group, Inc.	26,550
204,100	L	Hudson City Bancorp., Inc.	3,608,488
2,100		New York Community Bancorp., Inc.	38,262
17,100	L	Washington Mutual, Inc.	176,130
			4,603,250
		Semiconductors: 1.2%
47,800		Applied Materials, Inc.	932,578
7,000	@	Atmel Corp.	24,360
1,600	@	ATMI, Inc.	44,528
6,010	@	Axcelis Technologies, Inc.	33,656
2,040	@	Brooks Automation, Inc.	19,829
3,800	@, L	Cabot Microelectronics Corp.	122,170
4,505	L	Cohu, Inc.	73,206
2,000	@, L	Cree, Inc.	55,920
1,900	@, L	Cypress Semiconductor Corp.	44,859
1,270	@, L	Diodes, Inc.	27,889
6,000	@, L	DSP Group, Inc.	76,440
9,600	@	Fairchild Semiconductor International, Inc.	114,432
198,400		Intel Corp.	4,202,112
7,900	@, L	International Rectifier Corp.	169,850
2,100		Intersil Corp.	53,907
6,600	@, L	Lam Research Corp.	252,252
1,400	@, L	Microsemi Corp.	31,920
2,300	@, L	MKS Instruments, Inc.	49,220
43,200	@	Nvidia Corp.	854,928
950	@, L	Pericom Semiconductor Corp.	13,946
3,030	@	Photronics, Inc.	28,937
10,600	@, L	Semtech Corp.	151,898
1,700	@, L	Silicon Laboratories, Inc.	53,618
12,200	@, L	Skyworks Solutions, Inc.	88,816
2,300	@, L	Standard Microsystems Corp.	67,114
1,000	@, L	Supertex, Inc.	20,410
125,100		Texas Instruments, Inc.	3,536,577
5,535	@, L	Varian Semiconductor Equipment Associates, Inc.	155,810
			11,301,182
		Software: 2.5%
13,200	@	Activision, Inc.	360,492
5,100	L	Acxiom Corp.	60,537
1,900	@, L	Advent Software, Inc.	80,978
4,080	@, L	Ansys, Inc.	140,842
31,700	@	Autodesk, Inc.	997,916
1,360	@	Avid Technology, Inc.	33,102
72,100	@	BMC Software, Inc.	2,344,692
3,500		Broadridge Financial Solutions ADR	61,600
152,900		CA, Inc.	3,440,250
4,100	@	Captaris, Inc.	18,122
4,800	@, L	Cerner Corp.	178,944
900	@, L	Concur Technologies, Inc.	27,945
2,300	@, L	CSG Systems International	26,151
1,000	@, L	Digi International, Inc.	11,540
3,229		Dun & Bradstreet Corp.	262,776
40,600		IMS Health, Inc.	853,006
6,730	@, L	Informatica Corp.	114,814
2,070	@, L	JDA Software Group, Inc.	37,778
1,080	@, L	Mantech International Corp.	48,989
4,200	@	Metavante Technologies, inc.	83,958
360,075		Microsoft Corp.	10,218,899
88,200	@	Novell, Inc.	554,778
3,200	@, L	Omnicell, Inc.	64,320
163,200	@	Oracle Corp.	3,192,192
1,500	@	Parametric Technology Corp.	23,970
1,310	@, L	Phase Forward, Inc.	22,375
2,100	@, L	Phoenix Technologies Ltd.	32,886
3,800	@, L	Progress Software Corp.	113,696

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
1,810	@, L	Smith Micro Software, Inc.	$11,077
1,500	@, L	SPSS, Inc.	58,170
7,900	@, L	Sybase, Inc.	207,770
1,820	@	Take-Two Interactive Software, Inc.	46,446
			23,731,011
		Telecommunications: 2.6%
17,200	@	3Com Corp.	39,388
5,470	@, L	Adaptec, Inc.	16,082
5,500	@, L	ADC Telecommunications, Inc.	66,440
1,790	@, L	Anixter International, Inc.	114,632
11,192	@, L	Arris Group, Inc.	65,137
229,337		AT&T, Inc.	8,783,607
1,310		Black Box Corp.	40,414
42,100	L	CenturyTel, Inc.	1,399,404
5,300	@, L	Cincinnati Bell, Inc.	22,578
220,560	@	Cisco Systems, Inc.	5,313,290
3,023	@, L	CommScope, Inc.	105,291
1,870	@, L	Comtech Telecommunications	72,930
49,300		Corning, Inc.	1,185,172
5,190		Fairpoint Communications, Inc.	46,814
7,220	@	Foundry Networks, Inc.	83,608
6,600	@, L	Harmonic, Inc.	50,160
7,183		Harris Corp.	348,591
54,100	@, L	JDS Uniphase Corp.	724,399
3,850	@, L	Netgear, Inc.	76,808
7,200	@, L	NeuStar, Inc.	190,656
4,590	@, L	Novatel Wireless, Inc.	44,431
4,800	L	Plantronics, Inc.	92,688
40,300		Qualcomm, Inc.	1,652,300
21,100	@, L	RF Micro Devices, Inc.	56,126
9,300	@, L	Symmetricom, Inc.	32,457
7,175		Telephone & Data Systems, Inc.	281,762
2,100	@	Tollgrade Communications, Inc.	11,004
94,600		Verizon Communications, Inc.	3,448,170
1,800	@, L	Viasat, Inc.	39,096
			24,403,435
		Textiles: 0.1%
3,330	L	G&K Services, Inc.	118,581
4,400	@, L	Mohawk Industries, Inc.	315,084
1,600		Unifirst Corp.	59,344
			493,009
		Toys/Games/Hobbies: 0.1%
41,800	L	Hasbro, Inc.	1,166,220
1,900	@, L	Jakks Pacific, Inc.	52,383
			1,218,603
		Transportation: 0.3%
500		Alexander & Baldwin, Inc.	21,540
1,800	L	Arkansas Best Corp.	57,348
3,000	L	Con-way, Inc.	148,440
1,410	@, L	HUB Group, Inc.	46,375
580	@, L	Kansas City Southern	23,264
3,400	@, L	Kirby Corp.	193,800
1,700	L	Landstar System, Inc.	88,672
1,950	@, L	Old Dominion Freight Line	62,069
22,800	L	Ryder System, Inc.	1,388,748
8,300	L	Tidewater, Inc.	457,413
1,200	L	Werner Enterprises, Inc.	22,272
			2,509,941
		Total Common Stock
		(Cost $605,343,976)	577,799,249
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Apartments: 0.0%
680		Essex Property Trust, Inc.	77,506
			77,506
		Diversified: 0.1%
2,900	L	Colonial Properties Trust	69,745
1,500	L	Duke Realty Corp.	34,215
2,340		Entertainment Properties Trust	115,432
8,640		Lexington Corporate Properties Trust	124,502
1,600		Liberty Property Trust	49,776
			393,670
		Health Care: 0.0%
3,000	L	Medical Properties Trust, Inc.	33,960
2,120	L	Senior Housing Properties Trust	50,244
			84,204
		Hotels: 0.1%
8,720	L	DiamondRock Hospitality Co.	110,482
14,100	L	Hospitality Properties Trust	479,682
41,000		Host Hotels & Resorts, Inc.	652,720
			1,242,884
		Office Property: 0.0%
4,060		BioMed Realty Trust, Inc.	96,993
1,600		Highwoods Properties, Inc.	49,712

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office Property (continued)
300		Kilroy Realty Corp.	$14,733
2,100		Mack-Cali Realty Corp.	74,991
3,080	L	Parkway Properties, Inc.	113,837
			350,266
		Real Estate: 0.0%
710	L	Home Properties, Inc.	34,073
			34,073
		Regional Malls: 0.0%
4,100	L	Macerich Co.	288,107
3,900	L	Pennsylvania Real Estate Investment Trust	95,121
			383,228
		Shopping Centers: 0.1%
2,600	L	Regency Centers Corp.	168,376
10,900	L	Weingarten Realty Investors	375,396
			543,772
		Single Tenant: 0.0%
4,200	L	National Retail Properties, Inc.	92,610
			92,610
		Storage: 0.1%
4,000	L	Extra Space Storage, Inc.	64,760
13,100		Public Storage, Inc.	1,160,922
			1,225,682
		Warehouse/Industrial: 0.1%
8,800		AMB Property Corp.	478,896
			478,896
		Total Real Estate Investment Trusts
		(Cost $4,996,854)	4,906,791
PREFERRED STOCK: 0.6%
		Banks: 0.1%
35,875	@@, P	Santander Finance	620,638
			620,638
		Diversified Financial Services: 0.2%
24,000	P	Deutsche Bank Capital Trust II	522,720
46,500	P, L	Merrill Lynch & Co., Inc.	656,580
857	#, P	Zurich RegCaPS Funding Trust	785,226
			1,964,526
		Insurance: 0.3%
48,903	@@, P	Aegon NV	992,731
19,271	@@, P	Aegon NV - Series 1	348,805
51,650	P	Metlife, Inc.	1,184,851
			2,526,387
		Sovereign: 0.0%
9,000	P	Fannie Mae	157,230
			157,230
		Total Preferred Stock
		(Cost $6,706,820)	5,268,781

Principal Amount			Value
CORPORATE BONDS/NOTES: 11.9%
		Aerospace/Defense: 0.1%
$587,000	C	United Technologies Corp., 5.375%, due 12/15/17	$603,343
			603,343
		Airlines: 0.3%
1,752,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	1,746,534
756,000		United Air Lines, Inc., 6.932%, due 09/01/11	876,960
			2,623,494
		Auto Manufacturers: 0.1%
954,913		Ford Motor Co., 5.579%, due 11/29/13	784,968
			784,968
		Banks: 3.1%
1,040,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	784,869
1,639,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	1,199,412
86,276	@@, #	Banco Itau SA, 2.683%, due 09/20/08	84,550
786,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	774,764
745,000		Bank of America Corp., 5.750%, due 12/01/17	772,385
701,000	C	Bank of America Corp., 8.000%, due 01/30/18	703,026
400,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	248,000
210,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	141,323
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	79,418
490,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	316,050
434,000	@@, #, C	Barclays Bank PLC, 5.926%, due 09/29/49	372,800
933,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	911,662
110,000	@@, C	Barclays O/S Inv, 5.063%, due 04/11/49	66,550
710,000	@@, C	BNP Paribas, 2.708%, due 09/29/49	524,749
1,267,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,059,957
377,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	348,553
220,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	161,700
723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	640,710
483,000		Fifth Third Bancorp., 8.250%, due 03/01/38	493,544
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,035
416,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	357,424

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
	$860,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 3.500%, due 07/29/49	$567,600
	1,150,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	713,000
	1,140,000	@@, C, L	HSBC Bank PLC, 5.000%, due 06/29/49	735,300
	1,030,000	@@, C, L	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	674,650
	770,000	@@, C, L	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	504,350
	620,000	@@, C, L	Lloyds TSB Bank PLC, 5.125%, due 12/31/49	393,700
	382,000	@@, #, C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	293,438
	805,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	802,223
	2,228,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	2,228,000
	60,000	@@, C	National Westminster Bank PLC, 3.250%, due 08/29/49	41,102
	130,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	82,388
	500,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	502,500
	487,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	418,577
	612,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	509,145
	538,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	442,493
	962,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	800,649
	1,580,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	1,019,100
	370,000	@@, C	Societe Generale, 4.981%, due 11/29/49	270,037
	1,400,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	826,000
	230,000	@@, C, L	Standard Chartered PLC, 3.963%, due 01/29/49	139,150
	1,800,000	@@, C, L	Standard Chartered PLC, 5.125%, due 11/29/49	1,062,000
	200,000	@@, #, C	Standard Chartered PLC, 6.409%, due 12/31/49	164,574
	100,000	@@, #, C	Standard Chartered PLC, 7.014%, due 07/30/49	87,305
	509,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	513,026
	898,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	910,572
	641,000		SunTrust Bank, 7.250%, due 03/15/18	656,692
	379,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	281,104
	290,000	C	USB Capital IX, 6.189%, due 03/29/49	215,462
	541,000		Wachovia Bank NA, 6.600%, due 01/15/38	502,805
	597,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	425,626
	864,000		Wells Fargo & Co., 4.375%, due 01/31/13	860,501
	1,010,000	L	Wells Fargo & Co., 5.625%, due 12/11/17	1,035,011
	450,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	344,333
	372,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	330,391
				29,395,285
			Beverages: 0.2%
BRL	1,039,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	510,707
	$376,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	389,309
	537,000		PepsiCo, Inc., 4.650%, due 02/15/13	556,413
				1,456,429
			Chemicals: 0.2%
	489,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	531,326
	260,000	Z	Stauffer Chemical, 3.200%, due 04/15/10	243,805
	570,000	Z	Stauffer Chemical, 6.670%, due 04/15/17	353,731
	450,000	Z	Stauffer Chemical, 6.940%, due 04/15/18	263,601
	750,000		Union Carbide Corp., 7.750%, due 10/01/96	688,979
				2,081,442
			Commercial Services: 0.1%
	1,205,000	C	Block Financial, LLC, 7.875%, due 01/15/13	1,295,282
				1,295,282
			Diversified Financial Services: 3.1%
	2,095,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	1,967,989
	218,000	@@, #, C, I	Alpine III, 3.620%, due 08/16/14	218,772
	218,000	@@, #, I	Alpine III, 4.020%, due 08/16/14	218,878
	328,000	@@, #, I	Alpine III, 5.820%, due 08/16/14	330,618
	560,000	@@, #, I	Alpine III, 9.070%, due 08/16/14	573,459
	539,000		American Express Co., 7.000%, due 03/19/18	566,870
	382,000		American Express Co., 8.150%, due 03/19/38	424,599
	500,000		American General Finance Corp., 6.900%, due 12/15/17	489,487
	2,520,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	2,608,200
	653,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	668,538
	437,000		Caterpillar Financial Services Corp., 5.450%, due 04/15/18	445,420
	167,000		CIT Group, Inc., 2.999%, due 12/21/12	117,970
	498,000		CIT Group, Inc., 3.021%, due 03/12/10	399,928
	1,110,000		CIT Group, Inc., 3.320%, due 02/13/12	811,489
	592,000		Citigroup, Inc., 6.125%, due 11/21/17	592,191
	860,000	C	Citigroup, Inc., 8.300%, due 12/21/57	849,728
	569,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	593,864
	495,000	L	Countrywide Financial Corp., 5.800%, due 06/07/12	448,867
	762,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	813,324
	420,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	311,058
	492,000		Ford Motor Credit Co., 5.460%, due 01/13/12	364,249
	743,000		Ford Motor Credit Co., 7.160%, due 04/15/12	698,332
	849,000		Ford Motor Credit Co., 8.000%, due 12/15/16	665,557
	760,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	793,098
	883,000		General Electric Capital Corp., 5.875%, due 01/14/38	854,012
	816,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	543,995
	562,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	585,074
	729,000		John Deere Capital Corp., 4.950%, due 12/17/12	755,929
	907,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	947,589
	1,412,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	1,042,533
	1,131,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,167,867
	550,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	448,876
	485,000	@@, C	Paribas, 2.750%, due 12/31/49	375,353

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$173,500	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	$172,864
973,485	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,012,425
1,431,341	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,316,834
1,256,307	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,187,210
87,991	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	92,151
1,122,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,044,863
4,767,391	#, Z	Toll Road Investors Partnership II LP, 15.080%, due 02/15/45	717,521
430,000	#, C	Twin Reefs Pass-through Trust, 3.722%, due 12/10/49	43,538
848,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	850,873
446,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	450,611
			29,582,603
		Electric: 0.6%
1,721,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,772,630
224,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	263,580
483,966	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	518,585
611,000	C	Nevada Power Co., 5.950%, due 03/15/16	603,431
417,000	C	Nevada Power Co., 6.750%, due 07/01/37	401,980
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,225,121
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	485,155
479,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	491,856
			5,762,338
		Energy - Alternate Sources: 0.2%
600,000		Greater Ohio Ethanol, LLC, 8.330%, due 12/31/13	559,500
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	617,750
319,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	275,047
467,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	458,769
			1,911,066
		Food: 0.1%
782,000		Kraft Foods, Inc., 6.125%, due 02/01/18	782,934
480,000		Kraft Foods, Inc., 6.875%, due 02/01/38	473,845
			1,256,779
		Forest Products & Paper: 0.1%
330,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	144,375
885,000	@@, C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	407,100
686,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	312,130
			863,605
		Gas: 0.3%
993,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	905,137
81,000	#, C	Nakilat, Inc., 6.267%, due 12/31/33	72,469
2,447,000	C, L	Southern Union Co., 7.200%, due 11/01/66	2,067,715
			3,045,321
		Healthcare - Products: 0.1%
703,000	C	Baxter International, Inc., 6.250%, due 12/01/37	721,717
			721,717
		Healthcare - Services: 0.1%
684,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	655,540
			655,540
		Home Builders: 0.1%
690,000	C, L	Beazer Homes USA, Inc., 8.125%, due 06/15/16	512,325
			512,325
		Insurance: 0.5%
1,355,000	@@, C	Aegon NV, 4.249%, due 12/31/49	813,000
798,000		American International Group, Inc., 5.850%, due 01/16/18	784,550
33,000	#, C	MBIA Insurance Corp., 14.000%, due 01/15/33	32,375
729,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	664,666
368,000	#, C	North Front Pass-through Trust, 5.810%, due 12/15/24	363,852
1,082,000	C	Progressive Corp., 6.700%, due 06/15/37	965,240
491,000		Prudential Financial, Inc., 6.000%, due 12/01/17	495,784
533,000		Prudential Financial, Inc., 6.625%, due 12/01/37	528,156
1,899,000	@@, C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	94,969
244,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	183,175
			4,925,767
		Media: 0.1%
445,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	388,263
494,000	#, C	News America, Inc., 6.650%, due 11/15/37	499,809
			888,072
		Miscellaneous Manufacturing: 0.2%
812,000	L	General Electric Co., 5.250%, due 12/06/17	812,404
1,039,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	1,066,751
			1,879,155
		Multi - National: 0.1%
669,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	643,583
			643,583
		Oil & Gas: 0.4%
459,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	447,887
331,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	358,090
1,003,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	999,991
698,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	719,321
797,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	816,813
			3,342,102
		Pipelines: 0.3%
645,000	#, C, L	NGPL PipeCo, LLC, 7.119%, due 12/15/17	668,380
544,000	#, C	NGPL PipeCo, LLC, 7.768%, due 12/15/37	560,634
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	368,288

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$536,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	$526,313
316,000	@@, C	Trans - Canada Pipelines, 6.200%, due 10/15/37	305,702
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	474,375
			2,903,692
		Real Estate: 0.3%
366,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	271,064
111,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	82,212
233,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	161,023
162,000	C	Liberty Property LP, 6.375%, due 08/15/12	162,045
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	545,321
134,000	C	Rouse Co., 7.200%, due 09/15/12	122,970
2,190,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	1,898,231
			3,242,866
		Retail: 0.6%
414,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	412,031
924,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	900,988
641,000	@@, #, C	Marks & Spencer PLC, 7.125%, due 12/01/37	622,294
1,064,000	C	McDonald’s Corp., 5.350%, due 03/01/18	1,079,061
311,000	C	McDonald’s Corp., 5.800%, due 10/15/17	327,149
792,000	C, L	McDonald’s Corp., 6.300%, due 03/01/38	813,049
353,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	352,021
260,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	258,150
978,000	C	Target Corp., 6.500%, due 10/15/37	948,663
82,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	86,390
			5,799,796
		Savings & Loans: 0.0%
100,000	#, C	Washington Mutual IV, 9.750%, due 10/29/49	76,608
300,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	158,408
			235,016
		Telecommunications: 0.4%
442,000	C	AT&T, Inc., 5.500%, due 02/01/18	433,590
1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	1,243,682
69,000	C	Embarq Corp., 7.995%, due 06/01/36	63,180
597,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	639,865
1,017,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	759,451
618,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	603,039
76,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	74,233
			3,817,040
		Transportation: 0.1%
342,000	C	CSX Corp., 6.250%, due 04/01/15	347,296
611,000	C	CSX Corp., 7.450%, due 04/01/38	629,268
			976,564
		Water: 0.1%
441,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	459,766
146,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	146,716
			606,482
		Total Corporate Bonds/Notes
		(Cost $120,389,128)	111,811,672
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.3%
		Federal Home Loan Mortgage Corporation: 5.5%
3,201,177	C, S	3.168%, due 05/15/33	3,188,944
928,000		3.500%, due 05/29/13	935,248
160,411	C, S	4.500%, due 12/15/16	162,765
2,094,000	C, S	4.500%, due 02/15/20	2,062,716
1,444,000	C	5.000%, due 12/11/12	1,451,809
2,053,005	C, S	5.000%, due 08/15/16	2,104,616
1,456,000	C, S	5.000%, due 12/15/17	1,508,956
959,000	C, S	5.000%, due 05/15/20	972,231
1,744,459	C, S	5.000%, due 08/15/21	1,785,962
2,435,000	C, S	5.000%, due 04/15/23	2,424,855
902,000	C, S	5.000%, due 09/15/31	895,879
343,000	C, S	5.000%, due 02/15/32	340,956
1,953,000	C, S	5.000%, due 03/15/32	1,937,275
341,000	C, S	5.000%, due 04/15/32	344,123
4,013,000	W	5.000%, due 04/15/35	3,973,496
331,162	S	5.001%, due 04/01/35	329,031
2,173,000	C	5.250%, due 03/15/12	2,198,787
4,594,214	C, S	5.500%, due 08/15/20	4,635,016
574,000	C, S	5.500%, due 12/15/20	592,932
367,000	C, S	5.500%, due 09/15/32	378,462
344,000	C, S	5.500%, due 10/15/32	354,989
306,000	C, S	5.500%, due 11/15/32	314,531
3,571,000	W	5.500%, due 04/01/33	3,606,153
367,000	C, S	5.500%, due 07/15/33	374,153
461,178	S	5.500%, due 06/01/36	460,514
6,720,886	C, S	6.000%, due 01/15/29	6,965,336
7,115,000	W	6.000%, due 04/01/34	7,296,212
265,525	S	6.500%, due 11/01/28	278,043
54,152		6.500%, due 12/01/31	56,639
			51,930,629
		Federal National Mortgage Association: 2.5%
44,526		2.949%, due 08/25/33	42,901
1,361,000	L	3.250%, due 04/09/13	1,360,897

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$1,099,000	W	5.000%, due 04/15/21	$1,109,475
1,119,669	S	5.000%, due 02/25/29	1,134,959
5,428,566	S	5.000%, due 08/01/37	5,295,175
1,876,000	S	5.500%, due 05/25/30	1,910,661
1,404,000		5.500%, due 04/01/38	1,400,052
71,476		6.000%, due 06/01/16	73,788
289,098	S	6.000%, due 07/01/16	298,449
54,855		6.000%, due 07/01/16	56,629
107,376		6.000%, due 08/01/16	110,849
94,951		6.000%, due 10/01/16	98,021
419,730	S	6.000%, due 03/01/17	433,284
76,095	S	6.000%, due 04/01/17	78,553
84,884		6.000%, due 04/01/17	87,626
246,280	S	6.000%, due 06/01/17	254,233
48,875		6.000%, due 09/01/17	50,453
71,784		6.000%, due 10/01/17	74,102
238,036	S	6.000%, due 11/01/17	245,736
272,936	S	6.000%, due 12/01/17	281,749
224,937	S	6.000%, due 12/01/18	231,813
3,540,871	S	6.000%, due 07/25/29	3,671,557
1,885,167	S	6.000%, due 04/25/31	1,964,874
862,152	S	6.000%, due 01/01/38	884,076
36,199		7.000%, due 06/01/29	38,551
801		7.000%, due 08/01/29	854
4,936		7.000%, due 10/01/29	5,257
73,786	S	7.000%, due 01/01/30	78,590
1,108,761	S	7.000%, due 06/01/31	1,180,882
12,012		7.000%, due 10/01/31	12,781
24,957		7.000%, due 01/01/32	26,557
6,960		7.000%, due 04/01/32	7,398
14,185		7.000%, due 05/01/32	15,079
37,671		7.000%, due 07/01/32	40,044
11,040		7.500%, due 11/01/29	11,941
69,869		7.500%, due 10/01/30	75,443
38,360		7.500%, due 11/01/30	41,421
70,355	S	7.500%, due 11/01/30	75,967
577,051	C, S	7.500%, due 01/25/48	606,047
			23,366,724
		Government National Mortgage Association: 0.3%
22,017		5.125%, due 12/20/29	22,161
87,249	S	6.375%, due 04/20/28	89,176
128,168	S	6.500%, due 10/15/31	133,970
407,685	S	7.000%, due 09/15/24	436,862
674,662	S	7.000%, due 10/15/24	722,913
116,044	S	7.000%, due 11/15/24	124,342
1,063,384	S	7.500%, due 12/15/23	1,146,167
			2,675,591
		Total U.S. Government Agency Obligations
		(Cost $76,648,820)	77,972,944
U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury Bonds: 0.9%
5,827,000	L	3.500%, due 02/15/18	5,862,510
2,481,000	L	5.000%, due 05/15/37	2,776,202
			8,638,712
		U.S. Treasury Notes: 1.4%
4,920,000	L	2.000%, due 02/28/10	4,955,749
4,142,000	L	2.500%, due 03/31/13	4,149,443
4,094,000	L	4.500%, due 05/15/10	4,345,400
			13,450,592
		Treasury Inflation Indexed Protected Securities: 0.2%
1,820,000	L	1.750%, due 01/15/28	1,818,431
			1,818,431
		Total U.S. Treasury Obligations
		(Cost $23,646,659)	23,907,735
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.0%
12,465	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	12,465
			12,465
		Credit Card Asset-Backed Securities: 0.0%
553,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	546,692
			546,692
		Home Equity Asset-Backed Securities: 0.4%
2,707,000	C, S	GSAA Trust, 5.242%, due 06/25/34	2,676,195
428,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	340,528
153,045	C, S	Merrill Lynch Mortgage Investors, Inc., 2.959%, due 07/25/34	131,507
211	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	210
428,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	374,140
			3,522,580
		Other Asset-Backed Securities: 0.6%
112,798	C, S	Amortizing Residential Collateral Trust, 2.849%, due 05/25/32	91,560
115,951	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.899%, due 07/25/33	112,288

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$1,987	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	$1,964
104,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	94,431
987,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	971,605
1,583,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,529,835
459,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	397,393
241,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	180,034
713,272	C, S	Equity One, Inc., 5.050%, due 09/25/33	676,306
121,931	C, S	Fannie Mae, 2.739%, due 04/25/35	118,718
927,000	#, C	Hudson Mezzanine Funding, 3.685%, due 06/12/42	6,953
592,008	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	570,280
2,249	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	2,201
28,018	C	Residential Asset Mortgage Products, Inc., 3.219%, due 06/25/33	27,392
459,763	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	469,739
143,265	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	143,021
			5,393,720
		Total Asset-Backed Securities
		(Cost $10,837,458)	9,475,457
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.0%
793,143	C, S	American Home Mortgage Assets, 5.246%, due 11/25/46	632,338
1,039,412	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,049,807
160,107	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	156,141
19,891,502	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.291%, due 01/15/49	363,356
100,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	98,680
60,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	57,928
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,699
8,043	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	7,993
8,748	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	8,699
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,733
516,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	371,083
160,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	163,153
1,570,161	C, S	Banc of America Funding Corp., 5.260%, due 09/20/35	1,471,239
3,024,696	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	2,781,609
2,283,175	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,131,884
780,341	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	707,554
472,304	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	437,785
938,092	C, S	Banc of America Mortgage Securities, Inc., 5.176%, due 09/25/35	841,233
755,162	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	731,474
799,898	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	737,948
1,509,839	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,490,325
235,528	C, S	Bear Stearns Alternative-A Trust, 2.919%, due 07/25/34	205,381
25,340	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,000
392,000	S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	288,160
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,005
1,911,712	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,957,115
2,197,758	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	2,217,521
1,267,878	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,247,075
760,662	C, S	Chaseflex Trust, 6.500%, due 02/25/37	721,575
651,281	C, S	Citigroup Mortgage Loan Trust, Inc., 5.611%, due 04/25/37	635,630
167,850	C, S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	152,112
2,339,628	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,242,747
879,813	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	870,713
444,000	C, S	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39	433,793
15,000	C	Commercial Mortgage Pass-through Certificates, 3.600%, due 03/10/39	14,833
63,660	C	Countrywide Alternative Loan Trust, 2.899%, due 02/25/35	58,846
644,954	C, S	Countrywide Alternative Loan Trust, 5.206%, due 11/25/46	403,096
24,478	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	20,115
1,834,401	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,681,862
560,664	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	488,020
568,488	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	543,808
387,265	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	373,022
10,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,786
8,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	8,408
1,222,848	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,104,612
27,051	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	27,107
108,114	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	110,185
914,394	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	815,008
566,007	C, S	First Horizon Asset Securities, Inc., 5.389%, due 10/25/35	531,435
747,456	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	735,524
1,500,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,545,359
18,895,042	C, S, ^	GE Capital Commercial Mortgage Corp., 0.503%, due 06/10/48	270,350
494,828	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	490,376
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	981
234,081	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	235,540
1,426,251	C, S	GMAC Mortgage Corp. Loan Trust, 4.581%, due 10/19/33	1,302,116
1,671,272	C, S	GMAC Mortgage Corp. Loan Trust, 5.256%, due 03/18/35	1,606,788
165,449	C, S	GMAC Mortgage Corp. Loan Trust, 5.461%, due 11/19/35	149,587
15,682,979	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	296,735
870,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	865,422
474,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	332,564
240,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	163,525
192,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	118,614
684,000	C, S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	474,694

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$892,650	#, C, S	GSMPS Mortgage Loan Trust, 2.949%, due 01/25/35	$669,197
785,839	#, C, S	GSMPS Mortgage Loan Trust, 2.999%, due 04/25/36	742,204
420,231	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	396,431
800,790	C	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	810,890
232,299	C, S	Harborview Mortgage Loan Trust, 2.909%, due 01/19/35	203,455
328,579	C, S	Homebanc Mortgage Trust, 3.459%, due 08/25/29	311,218
236,548	C, S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	203,763
57,561,960	C, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.046%, due 01/12/43	66,536
15,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,770
1,000,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	993,269
14,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	13,607
468,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	458,504
152,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	119,474
304,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	225,494
134,211	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	135,112
877,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	880,106
4,072,135	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.485%, due 02/15/40	112,652
528,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	520,970
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	995
621,092	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	617,110
231,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	181,407
250,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	248,443
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,774
340,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	338,018
620,000	C, S	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	465,633
329,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	212,022
246,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	167,966
491,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	325,994
2,212,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,268,391
3,154,815	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,276,323
522,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	473,570
53,620	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,078
297,737	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	300,046
13,019,292	#, C, ^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	64,091
3,112,531	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.544%, due 08/12/48	100,020
237,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	160,381
264,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	173,678
115,253	C, S	MLCC Mortgage Investors, Inc., 2.919%, due 01/25/29	109,234
160,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	156,660
127,680	C, S	MortgageIT Trust, 2.969%, due 11/25/35	81,277
788,000	C, S	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	744,544
426,650	C, S	Prime Mortgage Trust, 3.099%, due 02/25/35	329,350
101,215	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	98,352
1,019,568	C, S	RAAC Series, 5.250%, due 09/25/34	970,041
128,752	C, S	Sequoia Mortgage Trust, 2.806%, due 01/20/35	118,529
3,682	C	Structured Adjustable Rate Mortgage Loan Trust, 2.909%, due 07/25/35	2,850
222,459	C, S	Structured Asset Mortgage Investments, Inc., 2.799%, due 04/19/35	208,220
189,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	132,194
1,601,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	1,186,446
70,000	C	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	69,792
353,381	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.909%, due 01/25/45	282,011
126,923	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.919%, due 08/25/45	98,679
58,956	C	Washington Mutual Mortgage Pass-through Certificates, 3.545%, due 06/25/44	56,160
758,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	746,257
273,572	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	267,672
542,621	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	294,261
1,008,780	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.246%, due 09/25/46	670,876
68,997	C	Washington Mutual Mortgage Pass-through Certificates, 5.296%, due 05/25/46	41,538
286,037	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.296%, due 06/25/46	185,924
245,661	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.306%, due 07/25/46	172,284
1,272,405	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.495%, due 01/25/37	1,167,101
134,427	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.496%, due 01/25/37	119,300
208,261	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.643%, due 12/25/36	183,596
2,497,112	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	2,362,552
976,114	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	887,556
554,786	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	539,712
218,443	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	196,262
1,666,410	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.873%, due 07/25/37	1,574,587
2,091,105	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.876%, due 07/25/37	1,922,707
1,227,218	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	1,134,489
1,527,829	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,494,883
1,045,711	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 07/25/36	1,022,152
1,191,864	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.995%, due 12/28/37	1,141,561
1,445,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	1,404,006
2,225,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,226,889
617,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	577,594
628,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.792%, due 07/25/34	570,409
708,211	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.889%, due 08/25/34	645,949
1,709,477	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	1,522,160
2,368,958	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	2,112,066
1,095,830	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	1,069,701
1,620,224	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	1,601,794
1,960,993	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	1,764,648
1,479,583	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.939%, due 11/25/36	1,338,235

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$2,204,666	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.947%, due 10/25/36		$2,244,893
	234,519	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36		230,432

			Total Collateralized Mortgage Obligations
			(Cost $101,935,224)		94,429,783
MUNICIPAL BONDS: 0.4%
			California: 0.1%
	836,000	C	City of San Diego, 7.125%, due 06/01/32		818,979
					818,979
			Lousiana: 0.1%
	802,000	C	State of Louisiana, 5.000%, due 10/15/17		864,147
					864,147
			Michigan: 0.1%
	1,595,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		1,534,550
					1,534,550
			Washington: 0.1%
	896,000	C	State of Washington, 5.000%, due 01/01/33		894,665
					894,665
			Total Municipal Bonds
			(Cost $4,175,953)		4,112,341
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
JPY	840,460,400		Japan Government CPI Linked, 1.200%, due 12/10/17		8,423,617

			Total Other Bonds
			(Cost $8,054,395)		8,423,617
			Total Long-Term Investments
			(Cost $962,735,287)		918,108,370
SHORT-TERM INVESTMENTS: 18.2%
			Commercial Paper: 1.1%
	$10,000,000		Concord Minutemen Capital Co., LLC, 3.150%, due 04/01/08		9,999,125
			Total Commercial Paper
			(Cost $9,999,125)		9,999,125

	Shares				Value
			Mutual Fund: 1.6%
	15,275,000	**	ING Institutional Prime Money Market Fund		$15,275,000
			Total Money Market
			(Cost $15,275,000)		15,275,000

	Principal Amount				Value
			Repurchase Agreement: 0.5%
	$4,694,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $4,694,293 to be received upon repurchase (Collateralized by $4,750,000 Federal Home Loan Bank, 4.500%, Market Value plus accrued interest $4,791,563, due 02/01/13)		$4,694,000
			Total Repurchase Agreement
			(Cost $4,694,000)		4,694,000
			Securities Lending Collateral(cc): 15.0%
	141,795,000		Bank of New York Mellon Corp. Institutional Cash Reserves		141,795,000

			Total Securities Lending Collateral
			(Cost $141,795,000)		141,795,000
			Total Short-Term Investments
			(Cost $171,763,125)		171,763,125
			Total Investments in Securities
			(Cost $1,134,498,412)*	115.5%	$1,089,871,495
			Other Assets and Liabilities - Net	(15.5)	(146,255,071)
			Net Assets	100.0%	$943,616,424

		@	Non-income producing security
		@@	Foreign Issuer
		ADR	American Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	When-issued or delayed delivery security
		S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
JPY	Japanese Yen
*	Cost for federal income tax purposes is $1,146,182,115.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$12,984,625
	Gross Unrealized Depreciation	(67,895,194)
	Net Unrealized Depreciation	$(54,910,569)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$597,981,053	$(99,040)
Level 2- Other Significant Observable Inputs	333,262,530	5,302,986
Level 3- Significant Unobservable Inputs	16,832,911	(218,679)
Total	$948,076,494	$4,985,267

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$15,548,940	$(48,239)
Net purchases (sales)	2,405,150	554,427
Total realized and unrealized gain (loss)	(1,121,179)	(724,867)
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$16,832,911	$(218,679)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008